Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Carrying Amount and Accumulated Amortization of the Core Deposit Intangible Asset
The carrying amount and accumulated amortization of the core deposit intangible asset at December 31, 2013 and 2012 was:

	Gross	2013	2012
	Carrying	Accumulated	Accumulated
	Amount	Amortization	Amortization
	(In thousands)

Core deposits	$812	$626	$507